Note 15 - Segment Information (Details) - Summarized Financial Information by Segment - USD ($) $ in Thousands		12 Months Ended
	Nov. 24, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Voyage expenses		$ (5,150)	$ (1,640)	$ (1,006)
Vessel operating expenses		(14,044)	(6,523)	(4,598)
Selling, general and administrative expenses		(22,099)	(34,346)	(52,848)
Depreciation, depletion and amortization expense		(6,922)	(4,656)	(2,860)
Segment operating loss		(21,246)	(35,596)	(54,198)
Other (expense) / income, net		(67)	542	46
Gain on extinguishment of liabilities, net	$ 1,470	3,424
Loss on sale from vessels and other fixed assets, net		(177)
Loss from continuing operations		(40,633)
Total assets		121,769	190,323
Goodwill		236	236	$ 0
Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating revenue		27,810	12,077
Commissions		(397)	(1,166)
Voyage expenses		(5,150)	(1,640)
Vessel operating expenses		(14,044)	(6,523)
Selling, general and administrative expenses		(22,099)	(34,346)
Operating loss before depreciation and amortization and impairment losses		(13,880)	(31,598)
Depreciation, depletion and amortization expense		(6,152)	(3,789)
Impairment losses		(1,214)	(209)
Segment operating loss		(21,246)	(35,596)
Interest and finance expense, net		(20,474)	(5,870)
Other (expense) / income, net		(67)	542
Loss on sale and leaseback transaction			(1,150)
Gain on extinguishment of liabilities, net		3,424
Change in fair value of financial instruments		(127)	(5,231)
Loss on sale from vessels and other fixed assets, net		(177)
Loss from continuing operations		(38,667)	(47,305)
Total assets		120,772	131,625
Goodwill		236	236
Long lived assets		111,440	121,244
Wet Operations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating revenue		15,734	1,352
Commissions		(230)	(17)
Voyage expenses		(3,130)	(469)
Vessel operating expenses		(6,079)	(824)
Selling, general and administrative expenses		(11,002)	(2,835)
Operating loss before depreciation and amortization and impairment losses		(4,708)	(2,793)
Depreciation, depletion and amortization expense		(1,464)	(179)
Segment operating loss		(6,172)	(2,972)
Interest and finance expense, net		(7,992)	(516)
Other (expense) / income, net		60	22
Gain on extinguishment of liabilities, net		523
Change in fair value of financial instruments		(63)	(247)
Loss from continuing operations		(13,644)	(3,713)
Total assets		33,228	31,825
Goodwill		236	236
Long lived assets		29,745	31,208
Dry Operations [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Operating revenue		12,076	10,725
Commissions		(167)	(1,149)
Voyage expenses		(2,020)	(1,171)
Vessel operating expenses		(7,965)	(5,699)
Selling, general and administrative expenses		(11,097)	(31,511)
Operating loss before depreciation and amortization and impairment losses		(9,173)	(28,805)
Depreciation, depletion and amortization expense		(4,688)	(3,610)
Impairment losses		(1,214)	(209)
Segment operating loss		(15,075)	(32,624)
Interest and finance expense, net		(12,482)	(5,354)
Other (expense) / income, net		(127)	520
Loss on sale and leaseback transaction			(1,150)
Gain on extinguishment of liabilities, net		2,901
Change in fair value of financial instruments		(64)	(4,984)
Loss on sale from vessels and other fixed assets, net		(177)
Loss from continuing operations		(25,024)	(43,592)
Total assets		87,544	99,800
Long lived assets		$ 81,696	$ 90,036